Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2021	December 31, 2020
Long-term debt and other financial liabilities	207,917	173,289
Less: Deferred finance costs and debt discounts	(4,088)	(3,527)
Total	203,829	169,762
Less - current portion	(30,616)	(19,417)
Long-term portion	173,213	150,345

Long-Term Debt and Other Financial Liabilities [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Annual Principal Payments
The annual principal payments required to be made after June 30, 2021 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2022	32,102
2023	63,205
2024	30,206
2025	27,354
Thereafter	55,050
Total	207,917